LONG-TERM DEBT	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

		2017		2016
Outstanding amounts	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
Debentures
Canadian	2018 to 2020	500	10.8%	600	10.7%
U.S. (2017 and 2016 – US$400)	2021	501	9.9%	537	9.9%
Medium Term Notes
Canadian	2019 to 2047	6,504	4.9%	5,804	4.6%
Senior Unsecured Notes
U.S. (2017 – US$14,892; 2016 – US$14,642)	2018 to 2045	18,644	5.1%	19,660	5.1%
Acquisition Bridge Facility (2017 – nil; 2016 – US$2,013)	—	—	—	2,702	1.9%
		26,149		29,303
NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian	2024	100	9.9%	100	9.9%
U.S. (2017 and 2016 – US$200)	2023	250	7.9%	269	7.9%
Medium Term Notes
Canadian	2025 to 2030	504	7.4%	504	7.4%
U.S. (2017 and 2016 – US$33)	2026	41	7.5%	44	7.5%
		895		917
TRANSCANADA PIPELINE USA LTD.
Acquisition Bridge Facility (2017 – nil; 2016 – US$1,700)	—	—	—	2,283	1.9%
COLUMBIA PIPELINE GROUP, INC.
Senior Unsecured Notes
U.S. (2017 and 2016 – US$2,750)[2]	2018 to 2045	3,443	4.0%	3,692	4.0%
TC PIPELINES, LP
Unsecured Loan Facility
U.S. (2017 – US$185; 2016 – US$160)	2021	232	2.7%	215	1.9%
Unsecured Term Loan
U.S. (2017 and 2016 – US$670)[3]	2020 to 2022	839	2.7%	899	1.9%
Senior Unsecured Notes
U.S. (2017 – US$1,200; 2016 – US$700)	2021 to 2027	1,502	4.4%	940	4.7%
		2,573		2,054
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. (2017 and 2016 – US$672)	2021 to 2026	842	7.2%	903	7.2%
GAS TRANSMISSION NORTHWEST LLC
Unsecured Term Loan
U.S. (2017 – US$55; 2016 – US$65)	2019	69	1.1%	87	1.6%
Senior Unsecured Notes
U.S. (2017 and 2016 – US$250)	2020 to 2035	313	5.6%	336	5.6%
		382		423
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. (2017 – US$259; 2016 – US$278)	2018 to 2030	324	7.7%	373	7.7%

		2017		2016
Outstanding amounts	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Senior Secured Notes[4]
U.S. (2017 – US$30; 2016 – US$53)	2018	38	6.0%	71	6.0%
TUSCARORA GAS TRANSMISSION COMPANY
Unsecured Term Loan
U.S. (2017 – US$25; 2016 – US$10)	2020	31	1.1%	13	1.9%
Senior Secured Notes
U.S. (2017 – nil; 2016 – US$12)	—	—	—	16	4.0%
		31		29
		34,677		40,048
Current portion of long-term debt		(2,866)		(1,838)
Unamortized debt discount and issue costs		(174)		(191)
Fair value adjustments[5]		238		293
		31,875		38,312

1
Interest rates are the effective interest rates except for those pertaining to long-term debt issued for the Company's Canadian regulated natural gas operations, in which case the weighted average interest rate is presented as approved by the regulators. Weighted average and effective interest rates are stated as at the respective outstanding dates.

2
Certain subsidiaries of Columbia have guaranteed the principal payments of Columbia’s senior unsecured notes. Each guarantor of Columbia’s obligations is required to comply with covenants under the debt indenture and in the event of default, the guarantors would be obligated to pay the principal and related interest.

3	The US$170 million and US$500 million term loan facilities were amended in September 2017 to extend the maturity dates from 2018 to 2020 and 2022, respectively.

4	These notes are secured by shipper transportation contracts, existing and new guarantees, letters of credit and collateral requirements.

5
The fair value adjustments include $242 million (2016 – $293 million) related to the acquisition of Columbia. Refer to Note 5, Acquisition of Columbia, for further information. The fair value adjustments also include a decrease of $4 million (2016 – nil) related to hedged interest rate risk. Refer to Note 24, Risk management and financial instruments, for further information.

Principal Repayments
At December 31, 2017, principal repayments for the next five years on the Company's Long-term debt are approximately as follows:

(millions of Canadian $)	2018	2019	2020	2021	2022

Principal repayments on long-term debt	2,866	3,189	2,834	2,085	1,929

Long-Term Debt Issued
The Company issued long-term debt over the three years ended December 31, 2017 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Issue Date	Type	Maturity Date	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	November 2017	Senior Unsecured Notes	November 2019	US 550	Floating
	November 2017	Senior Unsecured Notes	November 2019	US 700	2.125%
	September 2017	Medium Term Notes	March 2028	300	3.39%
	September 2017	Medium Term Notes	September 2047	700	4.33%
	June 2016	Acquisition Bridge Facility[1]	June 2018	US 5,213	Floating
	June 2016	Medium Term Notes	July 2023	300	3.69%	[2]
	June 2016	Medium Term Notes	June 2046	700	4.35%
	January 2016	Senior Unsecured Notes	January 2026	US 850	4.875%
	January 2016	Senior Unsecured Notes	January 2019	US 400	3.125%
	November 2015	Senior Unsecured Notes	November 2017	US 1,000	1.625%
	October 2015	Medium Term Notes	November 2041	400	4.55%
	July 2015	Medium Term Notes	July 2025	750	3.30%
	March 2015	Senior Unsecured Notes	March 2045	US 750	4.60%
	January 2015	Senior Unsecured Notes	January 2018	US 500	1.875%
	January 2015	Senior Unsecured Notes	January 2018	US 250	Floating
TUSCARORA GAS TRANSMISSION COMPANY
	August 2017	Term Loan	August 2020	US 25	Floating
	April 2016	Term Loan	April 2019	US 10	Floating
TC PIPELINES, LP
	May 2017	Senior Unsecured Notes	May 2027	US 500	3.90%
	September 2015	Unsecured Term Loan	October 2018	US 170	Floating
	March 2015	Senior Unsecured Notes	March 2025	US 350	4.375%
TRANSCANADA PIPELINE USA LTD.
	June 2016	Acquisition Bridge Facility[1]	June 2018	US 1,700	Floating
ANR PIPELINE COMPANY
	June 2016	Senior Unsecured Notes	June 2026	US 240	4.14%
GAS TRANSMISSION NORTHWEST LLC
	June 2015	Unsecured Term Loan	June 2019	US 75	Floating

1
These facilities were put in place to finance a portion of the Columbia acquisition and bear interest at LIBOR plus an applicable margin. Proceeds from the issuance of common shares in fourth quarter 2016 and proceeds from the sale of the U.S. Northeast power assets were used to fully retire the remaining acquisition bridge facilities in the second quarter 2017.

2	Reflects coupon rate on re-opening of a pre-existing medium term notes (MTN) issue. The MTNs were issued at premium to par, resulting in a re-issuance yield of 2.69 per cent.
Long-Term Debt Retired
The Company retired/repaid long-term debt over the three years ended December 31, 2017 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Retirement/Repayment Date	Type	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	December 2017	Debentures	100	9.80%
	November 2017	Senior Unsecured Notes	US 1,000	1.625%
	June 2017	Acquisition Bridge Facility[1]	US 1,513	Floating
	February 2017	Acquisition Bridge Facility[1]	US 500	Floating
	January 2017	Medium Term Notes	300	5.10%
	November 2016	Acquisition Bridge Facility[1]	US 3,200	Floating
	October 2016	Medium Term Notes	400	4.65%
	June 2016	Senior Unsecured Notes	US 84	7.69%
	June 2016	Senior Unsecured Notes	US 500	Floating
	January 2016	Senior Unsecured Notes	US 750	0.75%
	August 2015	Debentures	150	11.90%
	June 2015	Senior Unsecured Notes	US 500	3.40%
	March 2015	Senior Unsecured Notes	US 500	0.875%
	January 2015	Senior Unsecured Notes	US 300	4.875%
TUSCARORA GAS TRANSMISSION COMPANY
	August 2017	Senior Secured Notes	US 12	3.82%
TRANSCANADA PIPELINE USA LTD.
	June 2017	Acquisition Bridge Facility[1]	US 630	Floating
	April 2017	Acquisition Bridge Facility[1]	US 1,070	Floating
NOVA GAS TRANSMISSION LTD.
	February 2016	Debentures	225	12.20%
GAS TRANSMISSION NORTHWEST LLC
	June 2015	Senior Unsecured Notes	US 75	5.09%

1
These facilities were put in place to finance a portion of the Columbia acquisition and bear interest at LIBOR plus an applicable margin. Proceeds from the issuance of common shares in fourth quarter 2016 and proceeds from the sale of the U.S. Northeast power assets were used to fully retire the remaining acquisition bridge facilities in the second quarter 2017.

Interest Expense
Interest expense in the three years ended December 31 was as follows:

year ended December 31	2017	2016	2015
(millions of Canadian $)

Interest on long-term debt	1,794	1,765	1,487
Interest on junior subordinated notes	348	180	116
Interest on short-term debt	33	18	16
Capitalized interest	(173)	(176)	(280)
Amortization and other financial charges[1]	67	211	31
	2,069	1,998	1,370

1
Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and changes in the fair value of derivatives used to manage the Company's exposure to changes in interest rates. In 2016, this amount includes dividend equivalent payments of $109 million on the subscription receipts issued to partially fund the Columbia acquisition. Refer to Note 20, Common shares, for further information.

The Company made interest payments of $1,987 million in 2017 (2016 – $1,721 million; 2015 – $1,266 million) on long-term debt, junior subordinated notes and notes payable, net of interest capitalized.